Condensed Consolidating Financial Information - Condensed Consolidating Statement of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Cash Provided By (Used In) Operating Activities	$ 1,623	$ 1,730	$ 475
CASH FLOWS FROM INVESTING ACTIVITIES:
Drilling and completion costs	(2,180)	(1,848)	(2,113)
Business combination, net	(353)	0	0
Acquisitions of proved and unproved properties	(35)	(128)	(88)
Proceeds from divestitures of proved and unproved properties	130	2,231	1,249
Additions to other property and equipment	(48)	(21)	(21)
Proceeds from sales of other property and equipment	6	147	55
Proceeds from sales of investments	0	74	0
Other investing activities			55
Net Cash Provided By (Used In) Investing Activities	(2,480)	455	(918)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from revolving credit facility borrowings	10,676	11,697	7,771
Payments on revolving credit facility borrowings	(10,180)	(12,059)	(6,990)
Proceeds from issuance of senior notes, net	108	1,236	1,585
Proceeds from issuance of term loan, net	1,455	0	0
Cash paid to purchase debt	(1,073)	(2,813)	(2,592)
Cash paid for preferred stock dividends	(91)	(92)	(183)
Contribution from parent	0
Other financing activities	(36)	(155)	(25)
Intercompany advances, net	0	0	0
Net Cash Provided By (Used In) Financing Activities	859	(2,186)	(434)
Net increase (decrease) in cash and cash equivalents	2	(1)	(877)
Cash and cash equivalents, beginning of period	4	5	882
Cash and cash equivalents, end of period	6	4	5
Eliminations
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Cash Provided By (Used In) Operating Activities	(4)	(7)	(10)
CASH FLOWS FROM INVESTING ACTIVITIES:
Drilling and completion costs	0	0	0
Business combination, net	0
Acquisitions of proved and unproved properties	0	0	0
Proceeds from divestitures of proved and unproved properties	0	0	0
Additions to other property and equipment	0	0	0
Proceeds from sales of other property and equipment	0	0
Proceeds from sales of investments		0
Other investing activities			0
Net Cash Provided By (Used In) Investing Activities	0	0	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from revolving credit facility borrowings	0	0	0
Payments on revolving credit facility borrowings	0	0	0
Proceeds from issuance of senior notes, net	0	0	0
Proceeds from issuance of term loan, net	0
Cash paid to purchase debt	0	0	0
Cash paid for preferred stock dividends	0	0	0
Contribution from parent	0
Other financing activities	4	7	32
Intercompany advances, net	0	1	0
Net Cash Provided By (Used In) Financing Activities	4	8	32
Net increase (decrease) in cash and cash equivalents	0	1	22
Cash and cash equivalents, beginning of period	(2)	(3)	(25)
Cash and cash equivalents, end of period	(2)	(2)	(3)
Parent | Reportable legal entities
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Cash Provided By (Used In) Operating Activities	1	85	5
CASH FLOWS FROM INVESTING ACTIVITIES:
Drilling and completion costs	0	0	0
Business combination, net	0
Acquisitions of proved and unproved properties	0	0	0
Proceeds from divestitures of proved and unproved properties	0	0	0
Additions to other property and equipment	0	0	0
Proceeds from sales of other property and equipment	0	0
Proceeds from sales of investments		0
Other investing activities			0
Net Cash Provided By (Used In) Investing Activities	0	0	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from revolving credit facility borrowings	9,839	11,697	7,771
Payments on revolving credit facility borrowings	(8,668)	(12,059)	(6,990)
Proceeds from issuance of senior notes, net	108	1,236	1,585
Proceeds from issuance of term loan, net	1,455
Cash paid to purchase debt	(380)	(2,813)	(2,592)
Cash paid for preferred stock dividends	(91)	(92)	(183)
Contribution from parent	(1,644)
Other financing activities	(24)	(26)	(39)
Intercompany advances, net	(713)	1,971	(456)
Net Cash Provided By (Used In) Financing Activities	(118)	(86)	(904)
Net increase (decrease) in cash and cash equivalents	(117)	(1)	(899)
Cash and cash equivalents, beginning of period	4	5	904
Cash and cash equivalents, end of period	(113)	4	5
Guarantor Subsidiaries | Reportable legal entities
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Cash Provided By (Used In) Operating Activities	1,270	1,642	466
CASH FLOWS FROM INVESTING ACTIVITIES:
Drilling and completion costs	(1,548)	(1,848)	(2,113)
Business combination, net	(381)
Acquisitions of proved and unproved properties	(35)	(128)	(88)
Proceeds from divestitures of proved and unproved properties	130	2,231	1,249
Additions to other property and equipment	(32)	(21)	(21)
Proceeds from sales of other property and equipment	6	147
Proceeds from sales of investments		74
Other investing activities			55
Net Cash Provided By (Used In) Investing Activities	(1,860)	455	(918)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from revolving credit facility borrowings	0	0	0
Payments on revolving credit facility borrowings	0	0	0
Proceeds from issuance of senior notes, net	0	0	0
Proceeds from issuance of term loan, net	0
Cash paid to purchase debt	0	0	0
Cash paid for preferred stock dividends	0	0	0
Contribution from parent	0
Other financing activities	(8)	(123)	(5)
Intercompany advances, net	713	(1,974)	456
Net Cash Provided By (Used In) Financing Activities	705	(2,097)	451
Net increase (decrease) in cash and cash equivalents	115	0	(1)
Cash and cash equivalents, beginning of period	1	1	2
Cash and cash equivalents, end of period	116	1	1
Non-Guarantor Subsidiaries | Reportable legal entities
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Cash Provided By (Used In) Operating Activities	356	10	14
CASH FLOWS FROM INVESTING ACTIVITIES:
Drilling and completion costs	(632)	0	0
Business combination, net	28
Acquisitions of proved and unproved properties	0	0	0
Proceeds from divestitures of proved and unproved properties	0	0	0
Additions to other property and equipment	(16)	0	0
Proceeds from sales of other property and equipment	0	0
Proceeds from sales of investments		0
Other investing activities			0
Net Cash Provided By (Used In) Investing Activities	(620)	0	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from revolving credit facility borrowings	837	0	0
Payments on revolving credit facility borrowings	(1,512)	0	0
Proceeds from issuance of senior notes, net	0	0	0
Proceeds from issuance of term loan, net	0
Cash paid to purchase debt	(693)	0	0
Cash paid for preferred stock dividends	0	0	0
Contribution from parent	1,644
Other financing activities	(8)	(13)	(13)
Intercompany advances, net	0	2	0
Net Cash Provided By (Used In) Financing Activities	268	(11)	(13)
Net increase (decrease) in cash and cash equivalents	4	(1)	1
Cash and cash equivalents, beginning of period	1	2	1
Cash and cash equivalents, end of period	$ 5	$ 1	$ 2